Fair Value Measurements	3 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements

3. Fair Value Measurements

The Company determines the fair values of its financial instruments based on a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The classification of a financial asset or liability within the hierarchy is based upon the lowest level input that is significant to the fair value measurement. Under ASC Topic 820, Fair Value Measurement and Disclosures (“ASC 820”), the fair value hierarchy prioritizes the inputs into three levels that may be used to measure fair value:

—	Level 1 – Quoted prices (unadjusted) for identical assets and liabilities in active markets;
—	Level 2 – Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly; and
—	Level 3 – Unobservable inputs.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

As of March 31, 2015 and December 31, 2014, there were no assets that are measured and recognized at fair value on a recurring basis. There were no cash equivalents as of March 31, 2015 and December 31, 2014.

The Company’s only liability measured at fair value on a recurring basis is the contingent consideration related to the acquisition of idOnDemand, Inc. (“idOnDemand”). The sellers of idOnDemand (the “Selling Shareholders”) are eligible to receive limited earn-out payments (“Earn-out Consideration”) in the form of shares of common stock subject to certain lock-up periods under the terms of the Stock Purchase Agreement entered into on April 29, 2011 between the Company and the Selling Shareholders of idOnDemand (the “SPA”). The fair value of the Earn-out Consideration is based on achieving certain revenue and profit targets as defined under the SPA. The calculation of the Earn-out Consideration fair value for periods prior to the year ended December 31, 2014 was probability weighted and discounted to reflect the restriction on the resale or transfer of such shares. The valuation of the Earn-out Consideration is classified as a Level 3 measurement as it is based on significant unobservable inputs and involves management judgment and assumptions about achieving revenue and profit targets and discount rates. The unobservable inputs used in the measurement of the Earn-out Consideration are highly sensitive to fluctuations and any changes in the inputs or the probability weighting thereof could significantly change the measured value of the Earn-out Consideration at each reporting period. The fair value of the Earn-out Consideration is classified as a liability and is re-measured each reporting period in accordance with ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).

As of March 31, 2015 and December 31, 2014, the maximum possible amount payable for the Earn-out Consideration was $5.0 million. For the period ended December 31, 2014, the Company engaged a third party independent valuation firm to assist in the determination of the determination of the Earn-out Consideration liability. The Company recorded an earn-out obligation of $3.51 million as of December 31, 2014. The Earn-out Consideration liability remains $3.51 million as of March 31, 2015.

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

Certain of the Company's assets, including intangible assets, goodwill, and privately-held investments, are measured at fair value on a nonrecurring basis if impairment is indicated. Purchased intangible assets are measured at fair value primarily using discounted cash flow projections. For additional discussion of measurement criteria used in evaluating potential impairment involving goodwill and intangible assets, refer to Note 6, Goodwill and Intangible Assets.

Privately-held investments, which are normally carried at cost, are measured at fair value due to events and circumstances that the Company identified as significantly impacting the fair value of investments. The Company estimates the fair value of its privately-held investments using an analysis of the financial condition and near-term prospects of the investee, including recent financing activities and the investee's capital structure.

As of March 31, 2015 and December 31, 2014, the Company had $0.3 million of privately-held investments measured at fair value on a nonrecurring basis and was classified as a Level 3 asset due to the absence of quoted market prices and inherent lack of liquidity. The Company reviews its investments to identify and evaluate investments that have an indication of possible impairment. The Company adjusts the carrying value for its privately-held investments for any impairment if the fair value is less than the carrying value of the respective assets on an other-than-temporary basis. During the three months ended March 31, 2015, the Company determined that no privately-held investments were impaired. The amount of privately-held investments is included in other assets in the accompanying condensed consolidated balance sheets.

As of March 31, 2015 and December 31, 2014, there were no liabilities that are measured and recognized at fair value on a non-recurring basis.

Assets and Liabilities Not Measured at Fair Value

The carrying amounts of the Company's accounts receivable, prepaid expenses and other current assets, accounts payable, financial liabilities and other accrued liabilities approximate fair value due to their short maturities.